Document and Entity Information	Sep. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002097887
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	HARBOURVEST PRIVATE EQUITY SECONDARIES FUND L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-56841
Entity Tax Identification Number	39-4683928
Entity Address, Address Line One	One Lincoln Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(617)
Local Phone Number	348-3707
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false